Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of the Loans (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Weighted average expected future recovery rates	[1]	2.60%	4.20%
Increase by 10%	[2]	¥ 35,969	¥ 42,048
Decrease by 10%	[2]	¥ (35,969)	¥ (42,048)

[1]	Expressed as a percentage of the principal balance of the loans acquired/purchased.
[2]	Expressed as a percentage of the original expected future recovery rates.